Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Gross written premiums	$ 467,273	$ 349,292	$ 301,618
Reinsurers’ share of insurance premiums	(128,863)	(97,139)	(98,188)
Net written premiums	338,410	252,153	203,430
Change in unearned premiums	(71,054)	(37,959)	(11,561)
Reinsurers’ share of change in unearned premiums	16,160	1,350	(8,560)
Net change in unearned premiums	(54,894)	(36,609)	(20,121)
Net premiums earned	283,516	215,544	183,309
Claims and claims adjustment expenses	(213,963)	(159,824)	(211,044)
Reinsurers’ share of claims	62,291	41,761	125,757
Net claims and claims adjustment expenses	(151,672)	(118,063)	(85,287)
Commissions earned	16,053	13,930	16,817
Policy acquisition costs	(70,543)	(59,366)	(58,781)
Net policy acquisition expenses	(54,490)	(45,436)	(41,964)
Net underwriting results	77,354	52,045	56,058
General and administrative expenses	(46,923)	(39,266)	(35,351)
Net investment income	9,967	13,374	10,310
Share of loss from associates	(1,479)	(376)	(886)
Impairment loss on insurance receivables	(2,861)	(629)	(472)
Other revenues	372	1,428	903
Other expenses	(1,892)	(2,195)	(1,586)
Listing related expenses	(3,366)	(4,832)
Gain (loss) on foreign exchange	2,572	5,704	(3,372)
Profit before tax	33,744	25,253	25,604
Income tax	(2,075)	(1,688)	(62)
Profit for the year	$ 31,669	$ 23,565	$ 25,542
Earnings per share
Basic and diluted earnings per share attributable to equity holders (US Dollars) (in Dollars per share)	$ 0.69	$ 0.69	$ 0.73